SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	6 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of fair value, liabilities measured on recurring basis
Schedule of fair value, liabilities measured on recurring basis
At December 31, 2023
Description	Level 1	Level 2	Level 3
Derivative	$–	$–	$1,109,784
Total	$–	$–	$1,109,784